UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06603

Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road	Columbus, Ohio	43219

	(Address of principal executive offices)	(Zip code)

3435 Stelzer Road	Columbus, Ohio	43219

	(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-737-3676

Date of fiscal year end: 05/31/06

Date of reporting period: 08/31/05

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12-12-14 of Regulation S-X [17 CFR 210.12-12-12-14]. The schedules need not be audited.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
August 31, 2005
(Unaudited)

Principal	Security
Amount	Description	Value
U.S. Government Agency Obligations (95.6%):
Federal Farm Credit Bank (2.5%):
$2,500,000	3.40%, 8/27/08	$2,434,375

Federal Home Loan Bank (27.5%):
2,500,000	3.05%, 11/27/06	2,465,520
3,000,000	3.50%, 5/15/07	2,960,934
3,000,000	3.75%, 5/15/07	2,972,199
2,000,000	4.88%, 5/15/07	2,018,168
3,000,000	3.88%, 6/8/07	2,977,500
3,000,000	3.75%, 8/15/07	2,963,976
3,000,000	3.80%, 8/24/07	2,968,854
2,500,000	4.13%, 10/26/07	2,481,250
2,000,000	4.00%, 3/10/08	1,983,494
2,500,000	4.13%, 4/18/08	2,487,500

		26,279,395

Federal Home Loan Mortgage Corporation (15.6%):
2,000,000	4.25%, 2/28/07	2,000,738
2,000,000	4.00%, 8/10/07	1,987,092
2,500,000	4.35%, 8/15/07	2,496,908
2,500,000	4.00%, 8/17/07	2,487,500
2,000,000	4.50%, 8/22/07	1,999,898
3,000,000	3.88%, 6/15/08	2,970,000
1,000,000	4.00%, 1/14/09	978,242

		14,920,378

Federal National Mortgage Association (27.7%):
3,000,000	3.13%, 7/15/06	2,974,632
2,000,000	3.13%, 4/5/07	1,965,584
3,000,000	3.88%, 5/15/07	2,980,754
2,500,000	3.41%, 8/30/07	2,453,503
3,000,000	3.00%, 7/16/08	2,895,000
4,500,000	4.00%, 1/26/09	4,443,241
2,830,000	3.60%, 3/3/09	2,762,788
701,436	3.50%, 3/25/09	698,693
3,000,000	4.20%, 6/8/09	2,972,217
2,340,286	4.50%, 3/25/21	2,335,071

		26,481,483

U.S. Government Agency Mortgages (22.3%):
2,710,481	Federal Home Loan Mortgage	2,723,681
	Corporation, 5.00%, 9/15/12
	Series 2702 WA
2,790,362	Federal Home Loan Mortgage	2,787,571
	Corporation, 4.50%, 12/15/17
	Series 2690 TB
5,000,000	Federal Home Loan Mortgage	4,995,999
	Corporation, 4.00%, 5/15/22
	Series 2693 JC
4,260,413	Federal Home Loan Mortgage	4,218,235
	Corporation, 3.50%, 9/15/22
	Series 2715 QB
792,025	Government National Mortgage	790,299
	Association, 4.00%, 7/20/26
	Series 2003-41 PA
3,454,804	Government National Mortgage	3,375,878
	Association, 3.25%, 6/16/27
	Series 2004-26 PA

Principal	Security
Amount	Description	Value
2,538,779	Government National Mortgage	$2,465,510

	Association, 3.47%, 4/20/34
	Series 2004-22 BK

		21,357,173

Total U.S. Government Agency Obligations		91,472,804

Corporate Bonds (1.0%):
Finance (1.0%):
1,000,000	International Lease Finance	987,028

	Corporation, 3.75%, 8/1/07
Total Corporate Bonds		987,028

Investment Companies (3.0%):
2,893,118	Performance Money Market Fund,	2,893,118

	Institutional Class (b)
Total Investment Companies		2,893,118

Total (Cost $96,514,536) (a)		$95,352,950

_________
Percentages indicated are based on net assets.
(a)   Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized depreciation of securities as follows:
Unrealized appreciation	$249
Unrealized depreciation	(1,161,835)

Net unrealized depreciation	$(1,161,586)

(b) Affiliated security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
August 31, 2005
(Unaudited)

Principal	Security
Amount	Description	Value
U.S. Government Agency Obligations (65.5%):
Federal Agricultural Mortgage Corporation (1.6%):
$1,000,000	5.93%, 6/4/08	$1,041,220

Federal Farm Credit Bank (3.3%):
2,000,000	5.88%, 7/28/08	2,085,000

Federal Home Loan Bank (1.6%):
1,000,000	6.38%, 8/15/06	1,020,360

Federal Home Loan Mortgage Corporation (22.2%):
2,000,000	6.63%, 9/15/09	2,166,090
3,000,000	4.50%, 11/15/13, Series 2770 UH	2,990,009
2,000,000	4.50%, 2/15/15, Series 2658 PD	1,986,640
3,000,000	4.00%, 5/15/15, Series 2617 UM	2,935,080
3,000,000	4.50%, 7/15/15, Series 2633 PC	2,978,430
1,000,000	5.00%, 5/15/34, Series 2922 QE	984,550

		14,040,799

Federal National Mortgage Association (15.1%):
3,000,000	4.50%, 5/25/15, Series 2003-54 TC	2,977,132
222,998	7.00%, 4/1/20, Pool #253299	233,836
119,101	7.50%, 9/1/29, Pool #252717	126,411
1,218,946	4.00%, 12/25/29, Series 2003-27 EC	1,189,478
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,002,245
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,044,608

		9,573,710

Government National Mortgage Association (12.0%):
4,454	9.00%, 3/15/20, Pool #271741	4,883
1,504,608	4.00%, 4/16/28, Series 2003-34 PH	1,493,413
294,802	7.00%, 10/15/29, Pool #510559	309,722
164,431	7.50%, 10/15/29, Pool #510534	174,995
521,523	8.00%, 2/15/30, Pool #529127	559,422
3,000,000	5.50%, 4/20/30, Series 2003-86 QD	3,052,171
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,041,940

		7,636,546

Tennessee Valley Authority (9.7%):
2,000,000	7.14%, 5/23/12	2,300,000
3,500,000	6.00%, 3/15/13	3,863,479

		6,163,479

Total U.S. Government Agency Obligations		41,561,114

U.S. Treasury Obligations (7.6%):
U.S. Treasury Inflation Protected Bonds (7.6%):
2,000,000	3.50%, 1/15/11	2,445,407
2,000,000	3.38%, 1/15/12	2,412,113

Total U.S. Treasury Obligations		4,857,520

Corporate Bonds (24.6%):
Aerospace/Defense (1.2%):
250,000	Raytheon Company, 7.38%, 7/15/25	257,500
500,000	Rockwell International Corporation, 6.15%, 1/15/08	515,000

		772,500

Principal	Security
Amount	Description	Value
Automotive (1.6%):
1,000,000	General Motors Corporation, 7.10%, 3/15/06	$1,005,000

Beverages (1.7%):
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,095,000

Chemicals (0.4%):
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	264,688

Consumer Non-Durable (0.5%):
250,000	Kimberly-Clark Corporation, 6.88%, 2/15/14	287,813

Electric & Electronic Equipment (1.8%):
1,000,000	Emerson Electric, 7.13%, 8/15/10	1,113,750

Financial Services (8.7%):
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	595,624
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	264,375
500,000	CNA Financial Corporation, 6.60%, 12/15/08	524,998
250,000	First Bank, 6.88%, 4/1/06	252,500
1,000,000	Ford Motor Credit Corporation, 7.75%, 2/15/07	1,023,204
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	749,937
500,000	Household Finance Corporation, 6.88%, 3/1/07	516,364
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	568,125
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	519,996
500,000	Texaco Captial, Inc., 5.70%, 12/1/08	501,250

		5,516,373

Food Products & Services (3.3%):
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,097,500
1,000,000	Heinz (H.J.) Company, 6.00%, 3/15/08	1,029,958

		2,127,458

Railroads (1.7%):
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,076,250

Retail (0.8%):
500,000	Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06	504,375

Telecommunications (2.0%):
500,000	AT&T Corporation, 6.00%, 3/15/09	516,283
250,000	Motorola, Inc., 6.50%, 3/1/08	260,313
250,000	SBC Communications Capital Corporation, 7.20%, 10/15/26	259,375
240,000	SBC Communications, Inc., 7.13%, 8/1/07	250,800

		1,286,771

Utilities (0.9%):
250,000	Northern States Power Company, 7.13%, 7/1/25	307,812
250,000	Scottish Power PLC, 6.63%, 6/1/07	259,063

		566,875

Total Corporate Bonds		15,616,853

Investment Companies (1.8%):
$1,129,400	Performance Money Market Fund,	1,129,400

	Institutional Class (b)
Total Investment Companies		1,129,400

Total (Cost $60,956,540) (a)		$63,164,887

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,668,750
Unrealized depreciation	(460,403)

Net unrealized appreciation	$2,208,347

(b)	Affiliated security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (98.5%):
Aerospace/Defense (2.6%):
12,000	Boeing Company	$795,720
17,000	Rockwell International Corporation	860,370
14,000	United Technologies Corporation	704,060

		2,360,150

Capital Goods (2.3%):
13,000	Black & Decker Corporation	1,103,310
20,000	Sherwin-Williams Company	908,800

		2,012,110

Chemicals (1.1%):
20,000	Praxair, Inc.	968,400

Commercial Services (1.1%):
24,000	AutoDesk, Inc.	991,920

Computer Software (2.1%):
69,000	Microsoft Corporation	1,860,930

Computers (5.2%):
49,000	Dell, Inc. (c)	1,730,680
17,000	Fiserv, Inc. (c)	758,030
29,000	Hewlett Packard Company	783,290
30,000	Intel Corporation	762,300
8,000	International Business Machines Corporation	643,040

		4,677,340

Construction (2.9%):
15,000	Caterpillar, Inc.	802,350
18,000	Nucor Corporation	966,060
9,500	Pulte Corporation	788,690

		2,557,100

Consumer Goods & Services (5.7%):
1,997	Acco Brands Corporation (c)	48,028
8,500	Fortune Brands, Inc.	736,695
19,700	Gillette Company	1,048,828
16,000	Hershey Foods Corporation	931,680
13,000	VF Corporation	769,730
21,500	Wrigley (WM.) Jr. Company	1,521,125

		5,056,086

Diversified (7.0%):
28,000	Edison International	1,216,600
85,000	General Electric Company	2,837,300
8,000	ITT Industries, Inc.	848,960
18,600	Textron, Inc.	1,320,600

		6,223,460

	Security
Shares	Description	Value
Electronics (1.5%):
22,000	Jabil Circuit, Inc. (c)	645,480
22,000	Texas Instruments, Inc.	$705,320

		1,350,800

Energy (11.3%):
26,201	ChevronTexaco Corporation	1,555,816
20,000	ConocoPhillips	1,237,600
20,000	Devon Energy Corporation	1,153,600
94,000	Exxon Mobil Corporation	5,490,539
17,000	Sempra Energy	747,830

		10,185,385

Financial Services (10.2%):
11,000	American Express Company	605,110
8,000	Bear Stearns Companies, Inc.	797,840
25,000	Citigroup, Inc.	1,077,500
10,000	Franklin Resources, Inc.	803,100
11,500	Golden West Financial Corporation	711,965
8,000	Lehman Brothers Holdings, Inc.	834,320
16,000	Marshall & Ilsley Corporation	696,640
20,000	Moody’s Corporation	975,600
14,500	Prudential Financial, Inc.	931,045
12,000	T Rowe Price Group Inc.	770,040
14,896	Wells Fargo & Company	875,736

		9,078,896

Health Care (11.3%):
15,000	Abbott Laboratories	670,950
17,000	Aetna, Inc.	1,321,410
19,000	Caremark Rx, Inc. (c)	867,920
16,000	Express Scripts, Inc. (c)	923,360
21,000	Humana, Inc. (c)	984,060
38,000	Johnson & Johnson, Inc.	2,353,720
40,000	Pfizer, Inc.	995,600
22,000	UnitedHealth Group, Inc.	1,109,900
12,000	Wellpoint, Inc. (c)	870,240

		10,097,160

Hotels (1.8%):
13,000	Marriott International, Inc., Class A	855,140
12,000	Starwood Hotels & Resorts Worldwide, Inc.	711,120

		1,566,260

Insurance (5.6%):
20,300	Allstate Corporation	1,182,881
9,000	Chubb Corporation	783,540
7,000	CIGNA Corporation	789,600
9,000	Hartford Financial Services Group, Inc.	672,390
17,500	MetLife, Inc.	855,400
14,000	Safeco Corporation	735,700

		5,019,511

Oil/Gas (6.6%):
20,500	Burlington Resources, Inc.	1,372,270
26,000	EOG Resources, Inc.	1,571,960
10,000	Kinder Morgan, Inc.	926,000
15,000	Marathon Oil Corporation	888,000
15,000	Occidental Petroleum Corporation	1,172,550

		5,930,780

Railroads (1.9%):
17,000	Burlington Northern Santa Fe Corporation	923,100
16,000	CSX Corporation	735,520

		1,658,620

	Security
Shares	Description	Value
Restaurants (0.8%):
22,000	Darden Restaurants, Inc.	$694,980

Retail (9.0%):
14,000	Best Buy Company	644,140
24,000	Coach, Inc. (c)	808,080
31,000	CVS Corporation	898,380
16,000	J.C. Penney Company, Inc.	811,360
11,000	Lowe’s Companies, Inc.	694,980
26,000	Nordstrom, Inc.	854,620
12,000	Target Corporation	668,160
20,000	Wal-Mart Stores, Inc.	914,000
19,000	Walgreen Company	876,660
18,000	YUM! Brands	878,580

		8,048,960

Shelter (1.9%):
12,000	Centex Corporation	777,720
13,000	KB Home	911,170

		1,688,890

Telecommunications (0.9%):
44,000	Corning, Inc. (c)	844,800

Utilities (5.7%):
16,000	Constellation Energy Group	931,360
17,000	Entergy Corporation	1,313,930
21,000	Exelon Corporation	1,098,300
17,000	FPL Group, Inc.	733,040
30,000	Southern Company	1,017,600

		5,094,230

Total Common Stocks		87,966,768

Investment Companies (1.4%):
1,274,824	Performance Money Market Fund,	1,274,824

	Institutional Class (b)

Total Investment Companies		1,274,824

Total (Cost $59,636,936) (a)		$89,241,592

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$29,875,237
Unrealized depreciation	(270,581)

Net unrealized appreciation	$29,604,656

(b)	Affiliated security.

(c)	Non-income producing security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
August 31, 2005
(Unaudited)

Principal	Security
Amount	Description	Value
U.S. Government Agency Obligations (41.8%):
Federal Home Loan Bank (26.2%):
$20,000,000	3.43%**, 9/7/05	$19,988,601
20,000,000	3.41%**, 9/14/05	19,975,444
25,000,000	3.54%**, 9/16/05	24,964,480
15,000,000	3.50%**, 9/21/05	14,971,250
10,000,000	3.58%**, 9/23/05	9,978,856
5,000,000	2.51%, 11/4/05	5,000,000
10,000,000	2.39%, 11/10/05	10,000,000
5,000,000	3.00%, 1/18/06	4,998,803
5,000,000	2.38%, 2/15/06	4,976,294
9,750,000	3.30%*, 2/23/06	9,747,896
5,000,000	3.00%, 5/15/06	4,978,875

		129,580,499

Federal Home Loan Mortgage Corporation (5.7%):
15,000,000	3.41%**, 9/13/05	14,982,950
13,500,000	3.43%**, 9/27/05	13,466,021

		28,448,971

Federal National Mortgage Association (9.9%):
9,200,000	3.41%**, 9/16/05	9,186,928
25,000,000	3.44%**, 9/27/05	24,937,889
10,000,000	3.48%**, 10/7/05	9,965,300
5,000,000	4.05%, 8/14/06	5,000,000

		49,090,117

Total U.S. Government Agency Obligations		207,119,587

Commercial Paper** (36.4%):
Beverages (4.0%):
20,000,000	Pepsico Inc., 3.46%, 9/1/05	20,000,000

Consumer Goods & Services (2.0%):
10,000,000	Colgate-Palmolive Corporation, 3.41%, 9/2/05	9,999,053

Energy (8.1%):
20,000,000	ChevronTexaco, 3.48%, 9/1/05	20,000,000
20,000,000	Dupont (El) Nemour, 3.49%, 9/22/05	19,959,400

		39,959,400

Financial Services (14.1%):
15,000,000	Bank of America Corporation, 3.51%, 9/20/05	14,972,292
20,000,000	General Electric Capital Corporation, 3.48%, 9/8/05	19,986,466
15,000,000	Morgan Stanley Dean Witter, 3.60%, 9/29/05	14,958,000
20,000,000	Wells Fargo & Company, 3.45%, 9/15/05	19,973,167

		69,889,925

Retail (4.0%):
20,000,000	Wal-Mart Stores, 3.51%, 10/4/05	19,935,650

Utilities (4.2%):
10,627,000	National Rural Utilities, 3.52%, 9/21/05	10,606,218
10,000,000	National Rural Utilities, 3.54%, 9/28/05	9,973,450

		20,579,668

Total Commercial Paper		180,363,696

Principal	Security
Amount	Description	Value
Corporate Bonds (5.5%):
Financial Services (5.5%):
$5,000,000	Bear Stearns Company, 3.00%, 3/30/06	$4,981,278
5,000,000	First Union Corporation, 7.50%, 7/15/06	5,145,776
6,860,000	Merrill Lynch & Company, 6.13%, 5/16/06	6,968,568
5,000,000	Merrill Lynch & Company, 4.22%, 5/22/06	5,015,151
5,000,000	Morgan Stanley Dean Witter, 6.10%, 4/15/06	5,070,393

Total Corporate Bonds		27,181,166

Municipal Bonds (1.3%):
Mississippi (1.3%):
6,580,000	Mississippi Business Finance Corporation, 3.67%*, 4/1/21	6,580,000

Total Municipal Bonds		6,580,000

Certificates of Deposit (4.0%):
Financial Services (4.0%):
10,000,000	First Tennessee Bank, 3.52%, 9/9/05	10,000,000
10,000,000	First Tennessee Bank, 3.54%, 9/21/05	10,000,000

Total Certificates of Deposit		20,000,000

Repurchase Agreements (9.1%):
45,143,846	Bank of America Securities, 3.55%, 9/1/05, with a maturity value of $45,148,298
	(fully collateralized by Federal Home Loan Mortgage Corporation notes with a
	maturity date of 7/15/14 and a value of $46,047,750)
		45,143,846

Total Repurchase Agreements		45,143,846

Total (Amortized Cost $486,388,295) (a)		$486,388,295

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes is the same.

*	Variable rate note. Rate disclosed represents the rate in effect at August 31, 2005.

**	Discount note. Rate disclosed represents the effective yield at August 31, 2005.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (91.1%):
Automotive (1.9%):
10,000	Advance Auto Parts (c)	$611,600
10,000	Borg Warner Automotive, Inc.	595,800
22,000	O’Reilly Automotive, Inc. (c)	623,480

		1,830,880

Beverages (1.5%):
54,000	Constellation Brands, Inc. (c)	1,499,040

Business Equipment & Services (0.3%):
7,000	SEI Investments Company	254,100

Capital Goods (6.0%):
7,000	Fastenal Company	423,010
7,000	Harman International Industries, Inc.	729,400
12,000	HARSCO Corporation	690,240
13,000	Martin Marietta Materials	859,040
19,000	Precision Castparts Corporation	1,838,250
22,000	Weatherford International, Inc. (c)	1,410,860

		5,950,800

Chemicals (1.6%):
13,000	Airgas, Inc.	360,100
34,000	Chemtura Corporation	569,840
11,000	Freeport-McMoran-Cooper Corporation (c)	619,850

		1,549,790

Computer Software (4.5%):
53,333	Activision, Inc. (c)	1,114,660
32,000	Cognizant Technology Solutions Corporation (c)	1,464,960
21,000	Macfee, Inc. (c)	632,100
18,000	SanDisk Corporation (c)	671,040
15,000	Storage Technology Corporation (c)	553,950

		4,436,710

Construction (0.8%):
14,000	Lennar Corporation	817,740

Consumer Goods & Services (5.7%):
6,000	Carlisle Companies, Inc.	357,360
12,000	Church & Dwight, Inc.	455,160
13,000	Dun & Bradstreet Corporation (c)	825,760
20,000	Energizer Holdings, Inc. (c)	1,258,800
9,000	Mohawk Industries, Inc. (c)	740,430
27,000	Republic Services, Inc.	957,690
13,000	Timberland Company, Class A (c)	429,000
750	Washington Post Company	611,588

		5,635,788

Electronics (0.6%):
18,000	Microchip Technology, Inc.	555,480

	Security
Shares	Description	Value
Energy (16.8%):
14,000	ENSCO International, Inc.	$542,640
48,000	Murphy Oil Corporation	2,533,919
20,000	Newfield Exploration Company (c)	910,600
10,000	Noble Energy, Inc.	845,300
30,000	ONEOK, Inc.	988,800
40,000	Patterson-UTI Energy, Inc.	1,268,800
22,000	Peabody Energy Corporation	1,423,840
25,000	Plains Exploration & Product Company (c)	873,750
24,000	Questar Corporation	1,782,000
36,000	Smith International, Inc.	1,200,240
26,000	Valero Energy Corporation	2,323,360
52,000	XTO Energy, Inc.	1,895,400

		16,588,649

Entertainment (1.3%):
6,855	Harrah’s Entertainment, Inc.	496,988

		1,261,628

Financial Services (5.8%):
19,800	Associated Bancorp	636,570
15,000	Commerce Bancorp	498,900
22,000	Eaton Vance Corporation	561,660
17,000	First American Financial Corporation	692,750
19,000	Legg Mason, Inc.	2,013,430
11,000	Leucadia National Corporation	439,560
8,000	Mercantile Bankshares Corporation	425,680
23,500	New York Community Bancorp	414,070

		5,682,620

Food (1.6%):
19,000	Dean Foods Company (c)	689,700
13,000	Hormel Foods Corporation	405,600
30,000	Tyson Foods, Inc., Class A	528,000

		1,623,300

Health Care (11.0%):
10,000	Barr Pharmaceuticals, Inc. (c)	452,200
25,000	Beckman Coulter, Inc.	1,389,250
16,000	Community Health Systems, Inc. (c)	577,760
12,000	Covance, Inc. (c)	618,960
17,865	Coventry Health Care, Inc. (c)	1,345,056
15,000	Dentsply International	768,600
24,000	Ivax Corporation (c)	614,640
11,000	LifePoint Hospitals, Inc. (c)	504,350
14,000	Lincare Holdings, Inc. (c)	592,620
16,000	PacifiCare Health Systems, Inc. (c)	1,193,120
24,000	Patterson Companies, Inc. (c)	927,600
17,000	Sepracor, Inc. (c)	834,190
11,000	Triad Hospitals, Inc. (c)	532,070
12,000	Varian Medical Systems, Inc. (c)	462,000

		10,812,416

Insurance (3.5%):
5,000	Everest Re Group Limited	469,350
18,000	HCC Insurance Holdings, Inc.	492,480
25,000	Ohio Casualty Corporation	611,500
15,000	Old Republic International Corporation	376,950
42,000	W.R. Berkley Corporation	1,508,220

		3,458,500

	Security
Shares	Description	Value
Raw Materials (0.5%):
21,000	Lyondell Petrochemical	$532,770

Real Estate Investment Trusts (1.0%):
22,000	Developers Diversified Realty Corporation	1,011,780

Restaurants (0.6%):
15,000	Brinker International, Inc. (c)	574,200

Retail (12.4%):
26,000	Abercrombie & Fitch Company	1,492,140
40,000	American Eagle Outfitters	1,099,200
14,000	Barnes & Noble, Inc. (c)	521,080
50,000	Chico’s FAS, Inc. (c)	1,698,999
32,000	Coach, Inc. (c)	1,077,440
15,000	Foot Locker, Inc.	319,950
25,000	Michaels Stores, Inc.	925,000
11,000	Nieman Marcus Group, Inc.	1,083,500
13,000	Petsmart, Inc.	320,450
12,000	Ross Stores, Inc.	297,240
15,000	Urban Outfitters (c)	849,300
13,000	Whole Foods Market, Inc.	1,681,290
22,000	Williams Sonoma, Inc. (c)	876,700

		12,242,289

Shelter (4.7%):
38,000	D. R. Horton, Inc.	1,307,200
18,000	Pentair, Inc.	683,640
10,000	Rayonier, Inc.	536,300
10,000	Ryland Group, Inc.	695,700
30,000	Toll Brothers, Inc. (c)	1,401,300

		4,624,140

Technology (1.2%):
16,000	AMETEK, Inc.	636,000
17,000	Lam Research Corporation (c)	507,620

		1,143,620

Transportation (1.7%):
16,000	C.H. Robinson Worldwide, Inc.	964,640
14,000	Expeditors International of Washington, Inc.	755,020

		1,719,660

Utilities (5.6%):
38,000	DPL, Inc.	1,016,500
20,000	Oklahoma Gas & Electric Company	569,800
22,000	Pepco Holdings, Inc.	498,960
13,000	Pioneer Natural Resources Company	617,110
33,000	PNM Resources, Inc.	934,890
22,000	SCANA Corporation	914,100
25,000	Wisconsin Energy Corporation	965,750

		5,517,110

Wholesale Distribution (0.5%):
8,000	CDW Corporation	475,520

Total Common Stocks		89,798,530

Depositary Receipts (4.4%):
34,000	S&P 400 Mid-Cap Depositary Receipt	4,342,480

Total Depositary Receipts		4,342,480

	Security
Shares	Description	Value
Investment Companies (3.5%):
3,421,884	Performance Money Market Fund,	$3,421,884

	Institutional Class (b)

Total Investment Companies		3,421,884

Total (Cost $71,458,507) (a)		$97,562,894

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:
Unrealized appreciation	$26,665,504
Unrealized depreciation	(561,117)

Net unrealized appreciation	$26,104,387

(b)	Affiliated security.
(c)	Non-income producing security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
August 31, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (97.4%):
Aerospace/Defense (1.9%):
13,000	Boeing Company	$862,030

Capital Goods (4.0%):
9,000	Black & Decker Corporation	763,830
11,000	Precision Castparts Corporation	1,064,250

		1,828,080

Chemicals (1.9%):
15,000	Freeport-McMoran-Cooper Corporation (c)	845,250

Computer Software (2.0%):
20,000	Cognizant Technology Solutions Corporation (c)	915,600

Construction (1.8%):
10,000	Pulte Corporation	830,200

Consumer Goods & Services (3.7%):
2,115	Acco Brands Corporation (c)	50,866
13,000	Energizer Holdings, Inc. (c)	818,220
9,000	Fortune Brands, Inc.	780,030

		1,649,116

Diversified (2.1%):
9,000	ITT Industries, Inc.	955,080

Electronics (3.7%):
19,000	Amphenol Corporation — Class A	802,750
30,000	Nvidia Corporation (c)	867,600

		1,670,350

Energy (14.6%):
13,500	Ashland, Inc.	790,290
24,000	Black Hills Corporation	928,560
16,000	ConocoPhillips	990,080
11,500	Noble Energy, Inc.	972,095
17,000	Peabody Energy Corporation	1,100,240
10,000	TXU Corporation	960,600
15,000	WPS Resources Corporation	867,150

		6,609,015

Financial Services (8.1%):
11,000	Franklin Resources, Inc.	883,410
10,000	Legg Mason, Inc.	1,059,700
14,500	Prudential Financial, Inc.	931,045
17,000	SVB Financial Group (c)	804,950

		3,679,105

Health Care (16.6%):
10,000	Bausch & Lomb, Inc.	775,800
21,000	Caremark Rx, Inc. (c)	959,280
13,000	Coventry Health Care, Inc. (c)	978,770
18,000	Express Scripts, Inc. (c)	1,038,780

	Security
Shares	Description	Value
20,000	Gilead Sciences, Inc.	$821,000
23,000	Humana, Inc. (c)	1,077,780
20,000	St. Jude Medical, Inc. (c)	886,000
19,000	UnitedHealth Group, Inc.	958,550

		7,495,960

Hotels (1.8%):
33,000	Hilton Hotels Corporation	792,000

Insurance (5.9%):
8,000	CIGNA Corporation	902,400
19,000	MetLife, Inc.	928,720
34,500	Ohio Casualty Corporation	843,870

		2,674,990

Oil/Gas (9.1%):
16,500	Burlington Resources, Inc.	1,104,510
10,000	Kinder Morgan, Inc.	926,000
14,000	Nabors Industries, Ltd. (c)	896,280
20,071	National-Oilwell Varco, Inc. (c)	1,170,541

		4,097,331

Restaurants (1.8%):
26,000	Darden Restaurants, Inc.	821,340

Retail (8.0%):
31,500	American Eagle Outfitters	865,620
28,000	Chico’s FAS, Inc. (c)	951,440
28,000	Coach, Inc. (c)	942,760
15,000	Urban Outfitters (c)	849,300

		3,609,120

Shelter (4.1%):
26,666	D. R. Horton, Inc.	917,310
13,500	Ryland Group, Inc.	939,195

		1,856,505

Technology (1.8%):
20,000	AMETEK, Inc.	795,000

Telecommunications (2.5%):
58,000	Corning, Inc. (c)	1,113,600

Transportation (2.0%):
15,000	C.H. Robinson Worldwide, Inc.	904,350

Total Common Stocks		44,004,022

Investment Companies (2.6%):
1,161,291	Performance Money Market Fund,	1,161,291

	Institutional Class (b)

Total Investment Companies		1,161,291

Total (Cost $38,991,730) (a)		$45,165,313

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:
Unrealized appreciation	$6,488,951
Unrealized depreciation	(315,368)

Net unrealized appreciation	$6,173,583

(b)	Affiliated security.
(c)	Non-income producing security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
August 31, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (92.7%):
Business Equipment & Services (1.7%):
9,800	Pitney Bowes, Inc.	$416,206

Capital Goods (1.0%):
10,600	Nam Tai Electronics, Inc.	243,694

Chemicals (3.5%):
10,100	Dow Chemical Company	442,784
10,800	Du Pont (E.I.) De Nemours	429,192

		871,976

Consumer Goods & Services (2.3%):
8,300	Altria Group, Inc.	576,684

Diversified (3.6%):
16,100	Alcoa, Inc.	439,369
13,900	General Electric Company	463,982

		903,351

Energy (17.4%):
8,100	BP Amoco PLC - ADR	535,572
14,800	Chesapeake Energy Corporation	416,028
9,100	ChevronTexaco Corporation	540,358
5,900	Diamond Offshore Drilling	326,211
1,500	Eni SpA - ADR	214,275
19,400	Enterprise Products Partners, LP	480,732
5,482	Kerr-Mcgee Corporation	471,562
10,500	Kinder Morgan Energy Partners, LP	532,350
8,500	Penn Virginia Resource Partners, LP	423,725
5,000	Valero Energy Corporation	446,800

		4,387,613

Financial Services (19.2%):
10,600	Bank of America Corporation	454,104
10,300	Citigroup, Inc.	443,930
8,300	Comerica, Inc.	493,684
18,400	Firstmerit Corporation	505,080
13,400	J.P. Morgan Chase & Company	450,910
14,700	KeyCorp	479,220
17,000	People’s Bank	511,190
16,600	U.S. Bancorp New	483,226
11,900	Washington Mutual, Inc.	484,925
16,000	Whitney Holding Corporation	521,279

		4,827,548

Food (1.4%):
18,700	Sara Lee Corporation	359,227

Health Care (5.5%):
10,600	Abbott Laboratories	474,138
19,900	Bristol-Myers Squibb Company	477,003

	Security
Shares	Description	Value
17,400	Pfizer, Inc.	$433,086

		1,384,227

Insurance (2.1%):
9,200	Allstate Corporation	536,084

Paper Products (2.3%):
14,700	Temple-Inland, Inc.	566,391

Raw Materials (1.8%):
18,100	Lyondell Petrochemical	459,197

Real Estate Investment Trusts (12.1%):
11,000	AMB Property Corporation	480,040
7,600	Boston Properties, Inc.	532,228
16,400	Equity Office Properties Trust	534,148
16,400	Health Care Property Investors, Inc.	430,008
13,300	Plum Creek Timber Company, Inc.	462,308
8,800	Public Storage, Inc.	586,960

		3,025,692

Telecommunications (3.5%):
19,500	SBC Communications, Inc.	462,345
12,400	Verizon Communications	404,240

		866,585

Transportation (1.1%):
6,200	Frontline, Ltd.	263,810
440	Ship Finance International, Ltd.	8,919

		272,729

Utilities (14.2%):
6,900	Dominion Resources, Inc.	523,434
18,600	Duke Energy Corporation	536,424
15,800	Great Plains Energy, Inc.	487,588
21,600	Nisource, Inc.	512,352
18,400	Oklahoma Gas & Electric Company	524,216
11,100	Progress Energy, Inc.	477,966
14,700	Southern Company	498,624

		3,560,604

Total Common Stocks		23,257,808

Investment Companies (7.0%):
4,620	Ishares Trust DJ Select Dividend	287,087
38,000	John Hancock Bank and Thrift Opportunity Fund	374,680
575,205	Performance Money Market Fund, Institutional Class (b)	575,205
28,900	Pimco Corporate Opportunity Fund	506,906

Total Investment Companies		1,743,878

Total (Cost $24,604,187) (a)		$25,001,686

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,206,607
Unrealized depreciation	(809,108)

Net unrealized appreciation	$397,499

(b) Affiliated security, represents 2.30% of the Fund.
ADR – American Depositary Receipt
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
August 31, 2005
(Unaudited)

	Security
Shares	Description	Value
Investment Companies (100.0%):
133	Performance Intermediate Term Income	$1,368
	Fund, Institutional Class (b)
161,079	Performance Large Cap Equity	2,503,162
	Fund, Institutional Class (b)
175,027	Performance Leaders Equity	1,508,735
	Fund, Institutional Class (b) (c)
180,391	Performance Mid Cap Equity	3,010,732
	Fund, Institutional Class (b)
115,637	Performance Money Market	115,637
	Fund, Institutional Class (b)
248,597	Performance Short Term Government Income	2,426,310
	Fund, Institutional Class (b)
47,574	Performance Strategic Dividend	493,815
	Fund, Institutional Class (b)

Total Investment Companies		10,059,759

Total (Cost $9,294,388) (a)		$10,059,759

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$823,875
Unrealized depreciation	(58,504)

Net unrealized appreciation	$765,371

(b)	Affiliated security.

(c)	Non-income producing security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
August 31, 2005
(Unaudited)

	Security
Shares	Description	Value
Investment Companies (100.2%):
128,756	Performance Intermediate Term Income Fund, Institutional Class (b)	$1,328,758
125,325	Performance Large Cap Equity Fund, Institutional Class (b)	1,947,557
153,241	Performance Leaders Equity Fund, Institutional Class (b)(c)	1,320,939
194,935	Performance Mid Cap Equity Fund, Institutional Class (b)	3,253,460
250,639	Performance Money Market Fund, Institutional Class (b)	250,639
390,066	Performance Short Term Government Income Fund, Institutional Class (b)	3,807,041
123,692	Performance Strategic Dividend Fund	1,283,920

	Institutional Class (b)

Total Investment Companies		13,192,314

Total (Cost $12,573,594) (a)		$13,192,314

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$729,217
Unrealized depreciation	(110,497)

Net unrealized appreciation	$618,720

(b)	Affiliated security.

(c)	Non-income producing security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
August 31, 2005
(Unaudited)

	Security
Shares	Description	Value
Investment Companies (99.9%):
126,638	Performance Intermediate Term Income Fund, Institutional Class (b)	1,306,899
114,748	Performance Large Cap Equity Fund, Institutional Class (b)	1,783,185
52,181	Performance Mid Cap Equity Fund, Institutional Class (b)	870,907
533,412	Performance Money Market Fund, Institutional Class (b)	533,412
360,896	Performance Short Term Government Income Fund, Institutional Class (b)	3,522,344
76,118	Performance Strategic Dividend	790,105
	Fund, Institutional Class (b)

Total Investment Companies		8,806,852

Total (Cost $8,726,494) (a)		$8,806,852

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$188,518
Unrealized depreciation	(108,160)

Net unrealized appreciation	$80,358

(b)	Affiliated security.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
Notes to Schedules of Portfolio Investments (unaudited) — August 31, 2005
1. Organization
Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eleven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Fund, The Performance Advisor Moderate Fund, and The Performance Advisor Conservative Fund (individually a “Fund”, collectively the “Funds”). The U.S. Treasury Money Market has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund and the Strategic Dividend Fund, which offer Institutional Class Shares and Class A Shares only, and the three Performance Advisor Funds, which offer C Class Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.
Securities Valuation:
Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.
The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities traded on NASDAQ are valued at the “Official Closing Price” as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the

Performance Funds Trust
Notes to Schedules of Portfolio Investments (unaudited) — August 31, 2005 direction of the Board of Trustees. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies.
Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.
Repurchase Agreements:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.
Security Transactions and Related Investment Income:
Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Performance Funds Trust
By (Signature and Title)*     /s/ Duane A. Dewey, President
Date   October 28, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*     /s/ Duane A. Dewey, President
Date    October 28, 2005
By (Signature and Title)*     /s/ Chris Sabato, Treasurer
Date    October 28, 2005

*	Print the name and title of each signing officer under his or her signature.